REVENUES - Revenue by geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total revenues	$ 7,168	$ 8,208	$ 7,683
Australia
Disclosure of operating segments [line items]
Total revenues	3,051	4,540	3,848
United States
Disclosure of operating segments [line items]
Total revenues	1,598	1,526	1,734
United Kingdom
Disclosure of operating segments [line items]
Total revenues	1,321	1,041	864
Brazil
Disclosure of operating segments [line items]
Total revenues	858	799	934
Other
Disclosure of operating segments [line items]
Total revenues	$ 340	$ 302	$ 303